6. PROPERTY AND EQUIPMENT, NET (Details) (USD $)	Jun. 30, 2014	Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Office equipment	$ 1,180,210	$ 1,180,210
Laboratory equipment	317,608	311,369
Leasehold improvements	751,226	751,226
Gross	2,249,044	2,242,805
Less: Accumulated depreciation and amortization	(2,088,296)	(1,976,390)
Net	$ 160,748	$ 266,415